Summary of Significant Accounting Policies (Policies) - EDCP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	The accompanying financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates	The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Investment Valuation
Investment Valuation:
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The investment in common shares of the Company is valued at the last reported close price on the New York Stock Exchange on the last business day of the year. Investments in the stock and bond mutual funds and money market fund are valued at market. Market values for these investments were determined by quoted prices, which represent the net asset value of shares held by the Plan at December 31.
Investment securities are exposed to various risks such as interest rate, market and credit risks. Market values of securities fluctuate based on the magnitude of changing market conditions. Significant changes in market conditions could materially affect Plan investments.

Subsequent Events
Subsequent Events:
Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements.